Financial instruments - Disclosure of contractual obligations (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Accounts payable and accrued liabilities	$ 1,660,637	$ 1,649,876
Contractual obligations [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	2,200,000
Accounts payable and accrued liabilities	1,660,637
Lease obligations	361,272
Total contractual obligations	4,221,909
Contractual obligations [Member] | Within 1 Year [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	200,000
Accounts payable and accrued liabilities	1,660,637
Lease obligations	206,827
Total contractual obligations	2,067,464
Contractual obligations [Member] | 1 to 3 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	450,000
Accounts payable and accrued liabilities	0
Lease obligations	154,445
Total contractual obligations	604,445
Contractual obligations [Member] | 3 to 5 years [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	550,000
Accounts payable and accrued liabilities	0
Lease obligations	0
Total contractual obligations	550,000
Contractual obligations [Member] | 5 years and beyond [Member]
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Minimum royalty commitments	1,000,000
Accounts payable and accrued liabilities	0
Lease obligations	0
Total contractual obligations	$ 1,000,000